Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12.	GOODWILL
Goodwill represents the excess of the cost of businesses acquired over the fair value of identifiable net assets at the dates of acquisition. Goodwill is not amortized but is subject to impairment testing annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable.
As discussed in Note 2 - 'Basis of presentation and significant accounting policies', effective from January 1, 2015, the Company changed the way it manages and reports operating results, resulting in a change in the Company's operating and reportable segments. As a consequence goodwill has been allocated to the new reporting units using a relative fair value approach.
The Company has determined that its reporting units are consistent with its operating segments: Willis GB; Willis Capital, Wholesale and Reinsurance ('Willis CWR'); Willis North America; and Willis International. Goodwill is allocated to these reporting units based on the original purchase price allocation for acquisitions within the reporting units. When a business entity is sold, goodwill is allocated to the disposed entity based on the fair value of that entity compared to the fair value of the reporting unit in which it is included.
The changes in the carrying amount of goodwill by reporting unit for the years ended December 31, 2014 and 2013, are as follows:

	Willis GB	Willis Capital, Wholesale & Reinsurance	Willis North America	Willis International	Total
	(millions)
Balance at January 1, 2013
Goodwill, gross	$538	$850	$1,573	$358	$3,319
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	538	850	1,081	358	2,827
Purchase price allocation adjustments	—	—	(1)	—	(1)
Goodwill acquired during the year	15	—	—	1	16
Goodwill disposed of during the year	—	—	(14)	—	(14)
Other movements	—	—	(1)	—	(1)
Foreign exchange	2	1	—	8	11
Balance at December 31, 2013
Goodwill, gross	555	851	1,557	367	3,330
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$555	$851	$1,065	$367	$2,838
Purchase price allocation adjustments	3	—	3	7	13
Goodwill acquired during the year	—	5	—	179	184
Goodwill disposed of during the year	—	—	(48)	—	(48)
Foreign exchange	(3)	(4)	—	(43)	(50)
Balance at December 31, 2014
Goodwill, gross	555	852	1,512	510	3,429
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$555	$852	$1,020	$510	$2,937

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Impairment Review
The Company reviews goodwill for impairment annually, or whenever events of circumstances indicate impairment may have occurred. In the first step of the impairment test, the fair value of each reporting unit is compared with its carrying value, including goodwill. If the carrying value of a reporting unit exceeds its fair value, the amount of an impairment loss, if any, is calculated in the second step of the impairment test by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill.
The Company's goodwill impairment test for 2014 has not resulted in an impairment charge (2013: $nil; 2012: $492 million).
In 2012, as a consequence of the Company's annual goodwill impairment test performed as of October 1, 2012, the Company concluded that a pre-tax impairment charge of $492 million was required to reduce the carrying value of the goodwill associated with the Company's Willis North America reporting unit. The Company used the income approach to measure the fair value of the North America reporting unit, which involved calculating the fair value of the reporting unit based on the present value of the estimated future cash flows. Cash flow projections were based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions and the uncertainty related to the business's ability to execute on the projected cash flows. The discount rate used was based on the weighted-average cost of capital adjusted for the relevant risk associated with market participant expectations of characteristics of the reporting unit. The unobservable inputs included projected revenue growth rates, profitability and the market participant assumptions within the discount rate. The decline in the estimated fair value of the reporting unit resulted from lower projected revenue growth rates and profitability levels as well as an increase in the discount rate used to calculate discounted cash flows. As a consequence of the significance of unobservable inputs developed using company-specific information, the re-measurement of goodwill for this reporting unit is classified as a non-recurring level 3 fair value assessment.